Property and Equipment, Net	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 5:- PROPERTY AND EQUIPMENT, NET

	December 31,
	2020	2021
Cost:
Computers and peripheral equipment	$43,426	$45,290
Office furniture and equipment	10,435	9,212
Buildings and leasehold improvements	10,481	9,210

	64,342	63,712
Accumulated depreciation:
Computers and peripheral equipment	37,407	38,770
Office furniture and equipment	5,697	5,741
Buildings and leasehold improvements	4,268	4,743

	47,372	49,254

Depreciated cost	$16,970	$14,458

Depreciation expense totaled $3,470, $4,698 and $5,360 for the years 2019, 2020 and 2021, respectively.